Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Useful Life Of Property Plant And Equipment [Table Text Block]
Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives of the assets: -
Years
Furniture, fixtures and office equipments	5
Motor vehicles	4-10
Building improvements	20-40

Schedule Of Foreign Currency Exchange Rate, Translation [Table Text Block]
Translation of amounts from RMB into United States dollars (“US$”) has been made at the following exchange rates for the respective periods:

December 31, 2012
Balance sheet	RMB6.2855 to US$1.00
Statement of operations and comprehensive loss	RMB6.2932 to US$1.00

December 31, 2011
Balance sheet	RMB6.3009 to US$1.00
Statement of operations and comprehensive loss	RMB6.4618 to US$1.00

December 31, 2010
Balance sheet	RMB6.6227 to US$1.00
Statement of operations and comprehensive loss	RMB6.7256 to US$1.00